Summary Of Significant Accounting Policies (Schedule Of Changes In Asset Retirement Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
ARO liability at December 31	$ 1,609	$ 1,586
Revision in estimated cash flows	1,301	10
Accretion	101	100
Liabilities settled	(92)	(87)
ARO liability at December 31	$ 2,919	$ 1,609